Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Comprehensive Income [Abstract]
Net income		$ 9,606		$ 54,050		$ 47,678	$ 99,015
Other comprehensive income, net of tax
Change in fair value of derivatives, net of deferred tax	[2]	(1,737)	[1]	(14,113)	[1]	(21,335)	(21,051)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[3]	3	[1]	203	[1]	4	664
Comprehensive income		$ 7,872		$ 40,140		$ 26,347	$ 78,628

[1]	See Note 10 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax was $72 and $3,650 for the three and six months ended June 30, 2020, respectively. The associated deferred tax was $2,540 and $3,873 for the three and six months ended June 30, 2019, respectively.
[3]	The associated deferred tax was $1 for the three and six months ended June 30, 2020. The associated deferred tax was $52 and $89 for the three and six months ended June 30, 2019, respectively.